RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2018, the Group obtained a loan of RMB10,343 from a shareholder of Series A‑3 Redeemable Convertible Preferred Shares. The amounts were unsecured, non‑interest bearing and due to demand.

In August 2019, the Group obtained a loan of RMB1,000 from a shareholder of Series A-3 Redeemable Convertible Preferred Shares. The amount were unsecured, non-interest bearing and due to demand.